Stock Option Plan - Summary of Weighted-Average Fair Value of Options Granted (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2023 CAD ($) yr $ / shares	Jan. 31, 2022 CAD ($) yr $ / shares
Disclosure of weighted average fair value and main assumptions [abstract]
Weighted-average fair value at grant date | $	$ 40,670	$ 43,140
Share price | $ / shares	$ 101.47	$ 109.67
Risk-free interest rate	2.47%	1.39%
Expected life | yr	6.33	6.33
Expected volatility	40.28%	40.45%
Expected annual dividend per share	0.63%	0.47%